Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net earnings	$ 2,220	$ 1,704
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	528	446
Provision for loan losses	424	433
Net amortization of deferred loan fees	(64)	(346)
Deferred income taxes	6	(7)
Gain on sale of securities available for sale	(102)	(95)
Amortization of premiums, discounts on securities available for sale	430	425
Gain on sale of loans held for sale	(813)	(488)
Proceeds from the sale of loans held for sale	49,739	30,319
Loan originated as held for sale	(49,495)	(30,682)
Stock issued as compensation to directors	55	39
Stock-based compensation expense	1	15
Income from bank-owned life insurance	(49)	(49)
Net (increase) decrease in accrued interest receivable	(106)	(68)
Net decrease (increase) in other assets	198	(303)
Net (decrease) increase in other liabilities and official checks	(26)	717
Net cash provided by operating activities	2,946	2,060
Cash flows from investing activities:
Loan originations, net of principal repayments	(36,052)	(35,294)
Purchase of securities available for sale	(13,425)	(12,978)
Principal repayments of securities available for sale	7,892	10,252
Proceeds from the sales of securities available for sale	8,248	4,691
Maturities and calls of securities available for sale	1,457	2,042
Purchase of Federal Home Loan Bank stock	(31)	(3)
Purchase of premises and equipment	(1,235)	(1,105)
Net cash used in investing activities	(33,146)	(32,395)
Cash flows from financing activities:
Net increase in deposits	57,774	33,602
Decrease in other borrowings	0	(2,699)
Proceeds from stock options exercised	261	306
Cash dividends paid	(99)	0
Net cash provided by financing activities	57,936	31,209
Net increase (decrease) in cash	27,736	874
Cash and cash equivalents at beginning of year	8,429	7,555
Cash and cash equivalents at end of year	36,165	8,429
Supplemental disclosure of cash flow information Cash paid during the year for:
Interest	830	713
Income taxes	1,030	989
Noncash transaction-
Accumulated other comprehensive (loss) income, net change in unrealized gain on sale of securities available for sale, net of taxes	$ (289)	$ 2